GENERAL - Non controlling Ownership Transactions (Details) $ in Millions, Rp in Billions		12 Months Ended
	Nov. 15, 2021 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 IDR (Rp)
Disclosure of subsidiaries [line items]
Proceeeds from IPO of 28.13% ownership interest		Rp 18,463	$ 1,295
Increase in equity attributable to parent company				Rp 59
Mitratel
Disclosure of subsidiaries [line items]
Proceeeds from IPO of 28.13% ownership interest	Rp 18,463
Net assets attributable to NCI	(9,375)
Increase in equity attributable to parent company	Rp 9,088
Proportion of ownership interests held by non-controlling interests	28.13%	28.13%	28.13%